Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring
Restructuring

6.    Restructuring

Aon Hewitt Restructuring Plan

        On October 14, 2010, Aon announced a global restructuring plan ("Aon Hewitt Plan") in connection with the acquisition of Hewitt. The Aon Hewitt Plan is intended to streamline operations across the combined Aon Hewitt organization and includes an estimated 1,500 to 1,800 job eliminations. The Company expects these restructuring activities and related expenses to affect continuing operations into 2013. The Aon Hewitt Plan is expected to result in cumulative costs of approximately $325 million through the end of the plan, consisting of approximately $180 million in employee termination costs and approximately $145 million in real estate rationalization costs. As of December 31, 2011, approximately 1,080 jobs have been eliminated under the Aon Hewitt Plan. For the years ended December 31, 2011 and 2010, the Company recorded $105 million and $52 million of total expense, respectively. Charges related to the restructuring are included in Compensation and benefits and Other general expenses in the accompanying Consolidated Statements of Income.

        The following summarizes restructuring and related costs by type that have been incurred and are estimated to be incurred through the end of the restructuring initiative related to the Aon Hewitt Plan (in millions):

	2011	2010	Estimated Total Cost for Restructuring Plan (1)

Workforce reduction	$64	$49	$180
Lease consolidation	32	3	95
Asset impairments	7	—	47
Other costs associated with restructuring (2)	2	—	3

Total restructuring and related expenses	$105	$52	$325

(1)
Actual costs, when incurred, may vary due to changes in the assumptions built into this plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.

(2)
Other costs associated with restructuring initiatives, including moving costs and consulting and legal fees, are recognized when incurred.

        The following summarizes the restructuring and related expenses, by segment, that have been incurred and are estimated to be incurred through the end of the restructuring initiative related to the Aon Hewitt Plan (in millions):

	2011	2010	Estimated Total Cost for Restructuring Plan

HR Solutions	$90	$52	$297
Risk Solutions	15	—	28

Total restructuring and related expenses	$105	$52	$325

Aon Benfield Restructuring Plan

        The Company announced a global restructuring plan ("Aon Benfield Plan") in conjunction with its acquisition of Benfield in 2008. The Aon Benfield Plan is intended to integrate and streamline operations across the combined Aon Benfield organization. The Aon Benfield Plan includes an estimated 800 job eliminations. Additionally, duplicate space and assets will be abandoned. The Company originally estimated that the Aon Benfield Plan would result in cumulative costs totaling approximately $185 million over a three-year period, of which $104 million was recorded as part of the Benfield purchase price allocation and $81 million of which was expected to result in future charges to earnings. During 2009, the Company reduced the Benfield purchase price allocation by $49 million to reflect actual severance costs being lower than originally estimated. The Company currently estimates the Aon Benfield Plan will result in cumulative costs totaling approximately $160 million, of which $53 million was recorded as part of the purchase price allocation, $19 million, $26 million and $55 million has been recorded in earnings during 2011, 2010 and 2009, respectively, and an estimated additional $7 million will be recorded in future earnings.

        As of December 31, 2011, approximately 785 jobs have been eliminated under the Aon Benfield Plan. Total cash payments of $129 million have been made under the Aon Benfield Plan, from inception to date.

        All costs associated with the Aon Benfield Plan are included in the Risk Solutions segment. Charges related to the restructuring are included in Compensation and benefits and Other general expenses in the accompanying Consolidated Statements of Income. The plan was closed in January 2012.

        The following summarizes the restructuring and related costs by type that have been incurred and are estimated to be incurred through the end of the restructuring initiative related to the Aon Benfield Plan (in millions):

	Purchase Price Allocation	2009	2010	2011	Total to Date	Estimated Total Cost for Restructuring Period (1)

Workforce reduction	$32	$38	$15	$33	$118	$125
Lease consolidation	20	14	7	(15)	26	26
Asset impairments	—	2	2	—	4	4
Other costs associated with restructuring (2)	1	1	2	1	5	5

Total restructuring and related expenses	$53	$55	$26	$19	$153	$160

(1)
Actual costs, when incurred, may vary due to changes in the assumptions built into this plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.

(2)
Other costs associated with restructuring initiatives, including moving costs and consulting and legal fees, are recognized when incurred.

2007 Restructuring Plan

        In 2007, the Company announced a global restructuring plan intended to create a more streamlined organization and reduce future expense growth to better serve clients ("2007 Plan"). The 2007 Plan resulted in approximately 4,700 job eliminations and closure or consolidation of several offices resulting in sublease losses or lease buy-outs. The total cumulative pretax charges for the 2007 Plan was $737 million including costs related to workforce reduction, lease consolidation costs, asset impairments, as well as other expenses necessary to implement the restructuring initiative. Costs related to the restructuring are included in Compensation and benefits and Other general expenses in the accompanying Consolidated Statements of Income. The Company does not expect any further expenses to be incurred in relation to the 2007 Plan.

        The following summarizes the restructuring and related expenses by type that have been incurred related to the 2007 Plan (in millions):

	2007	2008	2009	2010	2011	Total 2007 Plan

Workforce reduction	$17	$166	$251	$72	$(2)	$504
Lease consolidation	22	38	78	15	(9)	$144
Asset impairments	4	18	15	2	—	$39
Other costs associated with restructuring (1)	3	29	13	5	—	$50

Total restructuring and related expenses	$46	$251	$357	$94	$(11)	$737

(1)
Other costs associated with restructuring initiatives include moving costs and consulting and legal fees.

        The following summarizes the restructuring and related expenses, by segment, that have been incurred related to the 2007 Plan (in millions):

	2007	2008	2009	2010	2011	Total 2007 Plan

Risk Solutions	$41	$234	$322	$84	$(10)	$671
HR Solutions	5	17	35	10	(1)	$66

Total restructuring and related expenses	$46	$251	$357	$94	$(11)	$737

        As of December 31, 2011, the Company's liabilities for its restructuring plans are as follows (in millions):

	Aon Hewitt Plan	Aon Benfield Plan	2007 Plan	Other	Total

Balance at January 1, 2009	$—	$104	$101	$28	$233
Expensed	—	53	342	(1)	394
Cash payments	—	(67)	(248)	(12)	(327)
Purchase accounting adjustment	—	(49)	—	—	(49)
Foreign exchange translation and other	—	4	7	1	12

Balance at December 31, 2009	$—	$45	$202	$16	$263

Assumed Hewitt restructuring liability (1)	43	—	—	—	43
Expensed	52	24	92	—	168
Cash payments	(8)	(38)	(178)	(8)	(232)
Foreign exchange translation and other	1	(5)	(3)	2	(5)

Balance at December 31, 2010	$88	$26	$113	$10	$237

Expensed	98	19	(11)	—	106
Cash payments	(93)	(24)	(59)	(2)	(178)
Foreign exchange translation and other	2	(1)	7	—	8

Balance at December 31, 2011	$95	$20	$50	$8	$173

(1)
The Company assumed a $43 million net real estate related restructuring liability in connection with the Hewitt acquisition.

        Aon's unpaid restructuring liabilities are included in both Accounts payable and accrued liabilities and Other non-current liabilities in the Consolidated Statements of Financial Position.